Expense Example	Aug. 01, 2025 USD ($)
Aspiriant Risk-Managed Equity Allocation Fund | Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,635
Aspiriant Risk-Managed Equity Allocation Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	1,911
Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	678
Aspiriant Defensive Allocation Fund | Aspiriant Defensive Allocation Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	515
Expense Example, with Redemption, 3 Years	1,557
Expense Example, with Redemption, 5 Years	2,594
Expense Example, with Redemption, 10 Years	5,166
Aspiriant Risk-Managed Taxable Bond Fund | Aspiriant Risk-Managed Taxable Bond Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	744
Expense Example, with Redemption, 10 Years	$ 1,660